Condensed Consolidated Statements Of Financial Position (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]	Dec. 31, 2009 Northrop Grumman Shipbuilding [Member]	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member] Pro Forma [Member]
Assets
Cash and cash equivalents	$ 536
Accounts receivable, net	781	728	728	537	728
Inventoried costs, net	463	293	293	298	293
Deferred income taxes	268	284	284	326	284
Prepaid expenses and other current assets	34	8	8	10	8
Total current assets	2,082	1,313	1,313	1,171	1,313
Land and land improvements			303	287	303
Buildings and leasehold improvements			1,357	1,296	1,357
Machinery and other equipment			1,162	1,104	1,162
Capitalized software costs			185	160	185
Property, plant, and equipment, gross			3,007	2,847	3,007
Accumulated depreciation and amortization			(1,010)	(870)	(1,010)
Property, plant, and equipment, net	1,979	1,997	1,997	1,977	1,997
Other Assets
Goodwill	834	1,134	1,134	1,134	1,134
Other purchased intangibles, net of accumulated amortization	572	587	587	610	587
Pension plan asset	143	131	131	116	131
Debt issuance costs	50
Miscellaneous other assets	55	41	41	28	41
Total other assets	1,654	1,893	1,893	1,888	1,893
Total assets	5,715	5,203	5,203	5,036	5,203
Liabilities and Equity
Notes payable to former parent		715	715	537
Trade accounts payable	287	274	274	314	274
Current portion of long-term debt	29
Current portion of workers' compensation liabilities	198	197	197	255	197
Accrued interest on notes payable to former parent		239	239	212
Current portion of post-retirement plan liabilities	145	146	146	175	146
Accrued employees' compensation	190	203	203	173	203
Advance payments and billings in excess of costs incurred	85	107	107	81	107
Provision for contract losses	31	80	80	53	80
Other current liabilities	242	265	265	154	265
Total current liabilities	1,207	2,226	2,226	1,954	1,272
Long-term debt	1,837	105	105	283	105
Contribution payable to parent					1,429
Other post-retirement plan liabilities	579	567	567	502	567
Pension plan liabilities	420	381	381	379	381
Workers' compensation liabilities	353	351	351	265	351
Deferred tax liabilities	113	99	99	156	99
Other long-term liabilities	51	56	56	60	56
Total liabilities	4,560	3,785	3,785	3,599	4,260
Commitments and Contingencies
Shareholders' Equity
Common stock, $0.01 par value
Additional paid-in capital	1,848				1,458
Former parent's equity in unit		1,933	1,933	1,968
Accumulated deficit	(210)
Accumulated other comprehensive loss	(483)	(515)	(515)	(531)	(515)
Total shareholders' equity	1,155	1,418	1,418	1,437	943
Total liabilities and shareholders' equity	$ 5,715	$ 5,203	$ 5,203	$ 5,036	$ 5,203